Digital assets, bitcoin mined and transacted (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) Bitcoin	Dec. 31, 2020 CAD ($) Bitcoin	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Amount of bitcoin [Abstract]
Digital assets, beginning balance	$ 101,961,671	$ 27,310,725
Bitcoin mined	165,397,736	38,962,425
Bitcoin traded for cash	(1,291,060)	(41,526,945)
Bitcoin paid for services		(43,485)
Gain on disposition of digital assets	182,213	2,815,342
Revaluation of digital assets	57,695,235	74,443,609
Digital assets, ending balance	$ 323,945,795	$ 101,961,671
Number of bitcoin [Abstract]
Bitcoins beginning balance | Bitcoin	2,762	2,923
Bitcoin mined | Bitcoin	2,786	2,798
Bitcoin traded for cash | Bitcoin	(30)	(2,955)
Bitcoin paid for services | Bitcoin		(4)
Bitcoins ending balance | Bitcoin	5,518	2,762
Bitcoin trading costs	$ 1,108,847	$ 38,755,088
Bitcoin price	58,707	36,925	$ 46,306	$ 29,002
Revaluation gain	57,859,417	60,729,647
Revaluation gain in net income	0	13,713,962
Tax recovery	$ 164,182	$ 15,048,707